Employee Benefits - Additional Information (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩) yr	Dec. 31, 2016 yr
Disclosure of defined benefit plans [abstract]
Weighted average remaining maturity of defined benefit obligations | yr	14.0	14.3
Estimated additional contribution to the plan assets for the year ending December 31, 2018 under the assumptions | ₩	₩ 129,138